Condensed Financial Information of the Company (Details) - Schedule of condensed balance sheets (Parentheticals) - Parent Company [Member] - $ / shares	Aug. 31, 2020	Aug. 31, 2019
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.000001	$ 0.000001
Ordinary shares, shares authorized	37,703,157,984	37,703,157,984
Ordinary shares, shares issued	4,146,103,947	4,130,261,827
Ordinary shares, shares outstanding	4,146,103,947	4,130,261,827
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.000001	$ 0.000001
Ordinary shares, shares issued	2,296,842,016	2,296,842,016
Ordinary shares, shares outstanding	2,296,842,016	2,296,842,016